CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
	Six months ended June 30, 2023
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services *)	Total

Revenues	$74,273	$25,619	$26,659	$126,551

Operating income (loss)	11,206	(1,457)	2,713	12,462
Financial expenses, net				735
Income before taxes on income				11,727
Taxes on income				1,822
Net income				9,905

Depreciation and amortization Expenses	$2,706	$1,622	$1,894	$6,222

	Six months ended June 30, 2022
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services *)	Unallocated	Total

Revenues	$51,627	$29,397	$25,839	$-	$106,863

Operating income (loss)	(1,841)	265	2,482	(439)	467
Financial expenses, net					1,663
Loss before taxes on income					(1,196)
Taxes on income					832
Net loss					(2,028)

Depreciation and amortization Expenses	$2,598	$1,413	$1,672	$-	$5,683

*)
During the six months ended June 30, 2023 and June 30, 2022, the Company recognized revenues from construction performance obligations in the amount of $5,558 and $8,587, respectively, which are presented under Network Infrastructure and Services operating segment.

Schedule of Revenue by Geographic Area
	Six months ended
	June 30,
	2023	2022*)

United States	$55,582	$40,942
Peru	26,766	25,839
Israel	1,793	1,390
Others	42,410	38,692

	$126,551	106,863
*) Reclassified.
Schedule of Revenue from Major Customers
	Six months ended June 30,
	2023		2022

Customer A - Satellite Networks	20%		* )
Customer B - Network Infrastructure and Services	15%		20%
Customer C - Satellite Networks	*	)	12%
Customer D - Integrated Solutions	*	)	13%

*) Less than 10%